Expense Example	Oct. 31, 2025 USD ($)
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Neuberger Core Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 501
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	842
Expense Example, with Redemption, 10 Years	1,359
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Neuberger Core Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,840
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Neuberger Core Bond Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	518
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Floating Rate Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	522
Expense Example, with Redemption, 3 Years	727
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,687
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Floating Rate Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,124
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Floating Rate Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	847
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Neuberger High Income Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	533
Expense Example, with Redemption, 3 Years	763
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	1,719
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Neuberger High Income Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,201
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Neuberger High Income Bond Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Neuberger Municipal High Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	510
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	1,038
Expense Example, with Redemption, 10 Years	2,015
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Neuberger Municipal High Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	3,278
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Neuberger Municipal High Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	1,115
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Municipal Impact Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	503
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	2,464
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Municipal Impact Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	1,504
Expense Example, with Redemption, 10 Years	4,078
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Municipal Impact Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	916
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Neuberger Municipal Intermediate Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	491
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	832
Expense Example, with Redemption, 10 Years	1,413
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Neuberger Municipal Intermediate Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,918
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Neuberger Municipal Intermediate Bond Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	549
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Strategic Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,421
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Strategic Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,036
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Strategic Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Investor Class Shares (NCRIX) | Neuberger Core Bond Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,073
Investor Class Shares (NHINX) | Neuberger High Income Bond Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Investor Class Shares (NMUIX) | Neuberger Municipal Intermediate Bond Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	778
Class R6 Shares (NRCRX) | Neuberger Core Bond Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	167
Expense Example, with Redemption, 10 Years	393
Class R6 Shares (NRHIX) | Neuberger High Income Bond Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Class R6 (NRSIX) | Neuberger Strategic Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Trust Class Shares (NSTTX) | Neuberger Strategic Income Fund | Trust Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,222
Class R3 Shares (NHIRX) | Neuberger High Income Bond Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Class E Shares (NHIEX) | Neuberger High Income Bond Fund | Class E Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	$ 668